UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 77.8%
AUSTRALIA 3.6%
DIVERSIFIED 1.3%
GPT Group	440,471	$1,993,345

INDUSTRIAL 0.5%
Macquarie Goodman Group	126,026	772,740

OFFICE 0.8%
Commonwealth Property Office Fund	790,473	1,167,875

SHOPPING CENTER 1.0%
Westfield Group	81,737	1,573,886
TOTAL AUSTRALIA		5,507,846

CANADA 2.6%
OFFICE
Brookfield Properties Corp.	164,009	4,083,824

FRANCE 4.8%
DIVERSIFIED
Unibail-Rodamco	29,078	7,483,795

GERMANY 0.0%
DIVERSIFIED
IVG Immobilien AG	657	24,489

HONG KONG 6.5%
DIVERSIFIED 4.4%
Cheung Kong Holdings Ltd.	23,773	391,433
Great Eagle Holdings Ltd.	359,247	1,363,261
Henderson Land Development Company Ltd.	113,000	896,139
Hysan Development Company Ltd.	363,300	1,007,109
Sino-Ocean Land Holdings Ltd.(a)	93,983	132,986
Sun Hung Kai Properties Ltd.	113,657	1,915,276
Wharf Holdings Ltd.	215,000	1,059,257
		6,765,461

	Number of Shares	Value

HOTEL 0.9%
Shangri-La Asia Ltd.	405,681	$1,367,256

OFFICE 1.2%
Hongkong Land Holdings Ltd. (USD)	422,000	1,907,440
TOTAL HONG KONG		10,040,157

JAPAN 9.9%
DIVERSIFIED 1.4%
Heiwa Real Estate Co., Ltd.	103,000	711,984
Kenedix Realty Investment Corp.	75	522,352
Tokyo Tatemono Co., Ltd.	72,000	918,295
		2,152,631
OFFICE 7.8%
DA Office Investment Corp.	66	433,239
Mitsubishi Estate Co., Ltd.	208,000	5,957,602
Mitsui Fudosan Co., Ltd.	196,000	5,443,260
Nomura Real Estate Office Fund	34	355,200
		12,189,301
SHOPPING CENTER 0.7%
AEON Mall Co., Ltd.	33,500	1,023,680
TOTAL JAPAN		15,365,612

SINGAPORE 0.7%
OFFICE
CapitaCommercial Trust	564,000	1,078,263

UNITED KINGDOM 9.9%
DIVERSIFIED 5.6%
British Land Co., PLC	162,312	3,892,095
Hammerson PLC	83,327	1,998,106
Land Securities Group PLC	81,851	2,816,795
		8,706,996
OFFICE 4.3%
Derwent London PLC	125,349	4,298,334

	Number of Shares	Value

Great Portland Estates PLC	191,555	$2,341,729
		6,640,063
TOTAL UNITED KINGDOM		15,347,059

UNITED STATES 39.8%
DIVERSIFIED 1.5%
Vornado Realty Trust	21,300	2,329,155

HOTEL 4.8%
Host Hotels & Resorts	144,200	3,235,848
LaSalle Hotel Properties	19,400	816,352
Starwood Hotels & Resorts Worldwide	54,877	3,333,778
		7,385,978
INDUSTRIAL 1.5%
ProLogis	36,500	2,421,775

OFFICE 13.5%
BioMed Realty Trust	48,482	1,168,416
Boston Properties	30,913	3,211,861
Forest City Enterprises	44,400	2,449,104
Kilroy Realty Corp.	26,005	1,576,683
Maguire Properties	48,120	1,242,939
SL Green Realty Corp.	41,658	4,864,405
Thomas Properties Group	540,302	6,483,624
		20,997,032
OFFICE/INDUSTRIAL 0.5%
Liberty Property Trust	20,400	820,284

RESIDENTIAL—APARTMENT 7.6%
Apartment Investment & Management Co.	26,504	1,196,125
AvalonBay Communities	20,149	2,378,791
BRE Properties	33,705	1,885,121
Equity Residential	94,019	3,982,645
Essex Property Trust	9,693	1,139,606

	Number of Shares	Value

UDR	47,680	$1,159,578
		11,741,866
SELF STORAGE 2.6%
Public Storage	50,803	3,995,656
SHOPPING CENTER 7.8%

COMMUNITY CENTER 2.7%
Developers Diversified Realty Corp.	30,935	1,728,338
Federal Realty Investment Trust	17,815	1,578,409
Regency Centers Corp.	10,520	807,410
		4,114,157
REGIONAL MALL 5.1%
General Growth Properties	19,900	1,067,038
Macerich Co.	51,300	4,492,854
Simon Property Group	24,300	2,430,000
		7,989,892
TOTAL SHOPPING CENTER		12,104,049
TOTAL UNITED STATES		61,795,795
TOTAL COMMON STOCK (Identified cost—$118,307,822)		120,726,840

	Principal Amount

COMMERCIAL PAPER 2.6%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$3,961,000)	$3,961,000	3,961,000

		Value

TOTAL INVESTMENTS (Identified cost—$122,268,822)	80.4%	$124,687,840

OTHER ASSETS IN EXCESS OF LIABILITIES	19.6%	30,422,627

NET ASSETS	100.0%	$155,110,467

Glossary of Portfolio Abbreviation

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$122,268,822

Gross unrealized appreciation	$5,774,567
Gross unrealized depreciation	(3,355,549)
Net unrealized appreciation	$2,419,018

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

           Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derchin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: November 29, 2007